Net defined benefit assets (liability)	12 Months Ended
Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Net defined benefit assets (liability)
15. Net defined benefit assets (liability)

	2023	2022
Fair value of plan assets	$37,159	$31,197
Defined benefit obligation	(31,440)	(30,332)
Other employee benefits	(373)	(361)
	$(31,813)	$(30,693)
Net defined benefit asset	$5,346	$504
In accordance with Panamanian law, the Company contributes to the following defined benefit plans:
Seniority premium plan: is a contingent liability that companies must pay to their employees according to article 224 of Panama’s Labor Code according to the following:

Eligibility:	All employees
Benefit:	One week of salary per years of service
Salary:	Average of the 5 prior years of the monthly base salary
Payment:	Lump sum
The actuarial liability is recognized for the legal obligation under the formal terms of the plan, and for the implied projections as required under IAS 19R. These actuarial projections do not constitute a legal obligation for the Company.
Indemnity plan: According to paragraph 225 of Panama’s Labor Code, in the case of unjustified dismissal the employee is entitled to an Indemnity Plan depending on their weekly salary and seniority. However, this benefit does not constitute a constructive obligation for the Company as described in paragraphs 61 and 62 of IAS19, therefore there is no obligation calculated for this benefit.
The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees’ expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31,2023	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$2,725	$—	$2,725
Interest cost on net benefit obligation	1,715	(1,641)	74
Past service cost	13	—	13
Net periodic benefit cost (income)	$4,453	$(1,641)	$2,812

Year ended December 31,2022	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,860	$—	$2,860
Interest cost on net benefit obligation	972	(722)	250
Past service cost	16	—	16
Net periodic benefit cost (income)	$3,848	$(722)	$3,126

Year ended December 31,2021	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	3,272	—	3,272
Interest cost on net benefit obligation	721	(472)	249
Past service cost	191	—	191
Net periodic benefit cost (income)	$4,184	$(472)	$3,712
The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Net defined benefit assets (liability)
At January 1, 2021	$(39,466)	$25,783	$(649)	$(14,332)
Current service cost	(3,272)	—	—	(3,272)
Interest (cost) income	(721)	472	—	(249)
Past service cost	(191)	—	—	(191)
Curtailment / Settlement	—	—	—	—
Return on plan assets	—	416	—	416
Experience gain (loss)	602	—	—	602
Actuarial changes arising from changes in financial assumptions	4,411	—	—	4,411
Employer contributions	—	2,565	—	2,565
Benefits paid	1,622	(1,102)	—	520
Adjustments	2,422	—	—	2,422
Others	—	(721)	159	(562)
As of December 31, 2021	$(34,593)	$27,413	$(490)	$(7,670)
Current service cost	(2,860)	—	—	(2,860)
Interest (cost) income	(972)	722	—	(250)
Past service cost	(16)	—	—	(16)
Return on plan assets	—	172		172
Experience gain (loss)	(3,959)	—	—	(3,959)
Actuarial changes arising from changes in financial assumptions	10,874	—	—	10,874
Employer contributions	—	3,911	—	3,911
Benefits paid	1,194	(869)	—	325
Others	—	(152)	129	(23)
As of December 31, 2022	$(30,332)	$31,197	$(361)	$504
Current service cost	(2,725)	—	—	(2,725)
Interest (cost) income	(1,715)	1,641	—	(74)
Past service cost	(13)	—	—	(13)
Return on plan assets	—	(251)		(251)
Experience gain (loss)	80	—	—	80
Actuarial changes arising from changes in financial assumptions	2,295	—	—	2,295
Employer contributions	—	4,572	—	4,572
Benefits paid	970	—	—	970
Others	—	—	(12)	(12)
As of December 31, 2023	$(31,440)	$37,159	$(373)	$5,346
As of December 31, 2023, and 2022, plan assets are comprised totally by fixed term deposits.
For the year ended December 31, 2023, actuarial gain of $2.1 million, (2022: actuarial gain of $7.2 million and 2021: actuarial loss of $5.4 million) were recognized in other comprehensive income.
During 2023 and 2022, the Company did not retire interest earned of the fund.
The following were the principal actuarial assumptions at the reporting date:

	2023	2022	2021
Economic assumptions -
Discount rate	6.7%	5.9%	2.9%
Compensation - salary increase	4.0%	4.0%	4.0%
Demographic assumptions -
Mortality	Panama expirence
Termination	2003 SoA pension plan
Retirement
Males		62 years
Females		57 years
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2023		December, 31 2022		December, 31 2021
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$1,296	$(1,400)	$1,338	$(1,451)	$1,876	$(2,056)
The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.
The following payments are expected contributions to the defined benefit plan in future years:

	2023	2022
Up to one year	$3,313	$2,532
One to five years	11,873	10,989
Over five years	18,878	16,847
Total expected payments	$34,064	$30,368
The average duration of the defined benefit plan obligation at the end of the reporting period is 8.3 years.